Offsets	Sep. 05, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Plains All American Pipeline LP
Form or Filing Type	S-3
File Number	333-259390
Initial Filing Date	Sep. 08, 2021
Fee Offset Claimed	$ 120,010.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,100,000,000.00
Termination / Withdrawal Statement	Common units, preferred units and debt securities having an aggregate offering price of $1,100,000.00 registered under a Registration Statement on Form S-3 (File No. 333-259390) (the "Prior Registration Statement"), which was filed with the U.S. Securities and Exchange Commission by the registrant on September 8, 2021 and declared effective on September 29, 2021, remain unsold. Pursuant to Rule 457(p) under the Securities Act, the registrant is offsetting the registration fee of $162,360.00 due under this Registration Statement by $120,010.00, which represents the registration fee previously paid with respect to such unsold securities in connection with the Prior Registration Statement (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). A filing fee of $42,350.00 with respect to the newly registered securities hereunder, which represents the total registration fee adjusted for the total fee offset with respect to the unsold securities under the Prior Registration Statement, is being paid herewith. Pursuant to Rule 457(p), the offering of the common units, preferred units representing limited partner interests and debt securities covered by the Prior Registration Statement will be deemed terminated as of the date of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Plains All American Pipeline LP
Form or Filing Type	S-3
File Number	333-207140
Filing Date	Sep. 25, 2015
Fee Paid with Fee Offset Source	$ 149,592.27